Accounts Payable and Accrued Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued expenses
	March 31, 2021	December 31, 2020
Trade accounts payable	$5,267,392	$5,975,486
Sales tax	5,915,910	5,804,100
Accrued payroll liabilities	510,388	492,573
Accrued interest	10,000	10,000
Accrued liability for sales returns	200,000	200,000
Other accrued liabilities	453,132	219,556
Total accounts payable and accrued expenses	$12,356,822	$12,701,715

	December 31, 2020	December 31, 2019
Trade accounts payable	$5,975,486	$1,644,216
Sales tax	5,804,100	2,910,200
Accrued payroll liabilities	492,573	192,305
Accrued interest	10,000	253,678
Accrued liability for sales returns	200,000	200,000
Other accrued liabilities	219,556	175,021
Total accounts payable and accrued expenses	$12,701,715	$5,375,420